Revenues and Long-Lived Assets by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2017		Sep. 30, 2017	[1]	Jun. 30, 2017	[1]	Mar. 31, 2017	[1]	Dec. 31, 2016		Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Geographic Area Information [Line Items]
Revenues	$ 964,345	[1]	$ 1,229,591		$ 1,275,924		$ 872,095		$ 913,611	[1]	$ 1,241,232		$ 1,214,435		$ 851,424		$ 4,341,955	[1]	$ 4,220,702	[1]	$ 4,113,239
Long-Lived Assets	709,480								628,803								709,480		628,803
UNITED STATES
Geographic Area Information [Line Items]
Revenues																	3,919,684		3,813,204		3,710,977
Long-Lived Assets	540,136								467,728								540,136		467,728
CANADA
Geographic Area Information [Line Items]
Revenues																	269,603		267,220		263,908
Long-Lived Assets	163,944								155,758								163,944		155,758
MEXICO
Geographic Area Information [Line Items]
Revenues																	152,668		140,278		$ 138,354
Long-Lived Assets	$ 5,400								$ 5,317								$ 5,400		$ 5,317

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters, and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly evenly distributed throughout the year except for dependence on housing completions and related weather and economic conditions.